UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-06698

DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

JUNE 30, 2007

Semiannual Report
to Shareholders

DWS Equity 500 Index Fund

Contents

click here Performance Summary

click here Information About Your Fund's Expenses

click here Portfolio Management Review

click here Portfolio Summary

DWS Equity 500 Index Fund

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

DWS Equity 500 Index Portfolio

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivatives positions. This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. Additionally, the fund may not be able to repllicate the S&P 500® Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of stocks selected. Please read this fund's prospectus for specific information regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2007

Institutional Class

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.21% for Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/07
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	6.97%	20.56%	11.62%	10.63%	7.03%
S&P 500® Index+	6.96%	20.59%	11.68%	10.71%	7.13%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/07	$ 170.23
12/31/06	$ 160.54
Distribution Information: Six Months as of 6/30/07: Income Dividends	$ 1.47
Institutional Class Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	4	of	182	3
3-Year	10	of	164	7
5-Year	8	of	148	6
10-Year	4	of	59	7

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $1,000,000 Investment
[] DWS Equity 500 Index Fund — Institutional Class [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/07
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,205,600	$1,390,700	$1,657,000	$1,973,200
	Average annual total return	20.56%	11.62%	10.63%	7.03%
S&P 500 Index+	Growth of $1,000,000	$1,205,900	$1,392,800	$1,663,100	$1,990,700
	Average annual total return	20.59%	11.68%	10.71%	7.13%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2007 is 0.30% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2007.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

On May 19, 2003, the Investment Class of the fund was issued in conjunction with the combination of Equity 500 Index Fund — Investment (the "Acquired fund") and the fund. The Acquired fund was, and the fund is, a feeder fund investing all of its investable assets in the same master portfolio, the DWS Equity 500 Index Portfolio. Returns shown prior to May 19, 2003 are the actual returns of the Acquired fund and for the period after May 19, 2003 are those of the fund's Investment Class. On October 20, 2006, Investment Class was renamed Class S.

Average Annual Total Returns as of 6/30/07
DWS Equity 500 Index Fund	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	6.92%	20.45%	11.47%	10.49%	6.88%
S&P 500 Index+	6.96%	20.59%	11.68%	10.71%	7.13%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
Class S
Net Asset Value: 6/30/07	$ 168.55
12/31/06	$ 158.94
Distribution Information: Six Months as of 6/30/07: Income Dividends	$ 1.36
Class S Lipper Rankings — S&P 500 Index Objective Funds Category as of 6/30/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	22	of	182	13
3-Year	34	of	164	21
5-Year	32	of	148	21
10-Year	20	of	59	34

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index Fund — Class S [] S&P 500 Index+

Yearly periods ended June 30
Comparative Results as of 6/30/07
DWS Equity 500 Index Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$12,045	$13,852	$16,466	$19,459
	Average annual total return	20.45%	11.47%	10.49%	6.88%
S&P 500 Index+	Growth of $10,000	$12,059	$13,928	$16,631	$19,907
	Average annual total return	20.59%	11.68%	10.71%	7.13%

The growth of $10,000 is cumulative.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,069.20	$ 1,069.70
Expenses Paid per $1,000**	$ 1.03	$ .51
Hypothetical 5% Fund Return*	Class S	Institutional Class
Beginning Account Value 1/1/07	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/07	$ 1,023.80	$ 1,024.30
Expenses Paid per $1,000**	$ 1.00	$ .50
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.10%

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

In the following interview, a team of portfolio managers from Northern Trust Investments, the fund's subadvisor, discusses the market environment and DWS Equity 500 Index Fund's performance for the six-month period ended June 30, 2007. The fund is a feeder fund that invests all of its assets in a master portfolio, the DWS Equity 500 Index Portfolio. The fund and the master portfolio have the same objective. The master portfolio is advised by Deutsche Investment Management Americas Inc. and subadvised by Northern Trust Investments, N.A.

Q: How would you describe the market environment over the last six months?

A: Except for a period of weakness in late February and early March, equity markets were generally strong during the first six months of 2007, despite moderation in economic growth. By the end of May, most indices were at or near their all-time highs; markets were volatile with no pronounced trend in June. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, returned 7.11% for the six-month period.1

1 The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Nearly all market sectors were strong over this period; returns of growth and value stocks and equities in various capitalization ranges were fairly close to one another. The Standard & Poor's 500® (S&P 500) Index returned 6.96%, and the Russell 1000® Index returned 7.18%; both of these indices measure performance of large-cap stocks.2 After a long period when small-cap stocks generally outperformed large-cap, the small-cap Russell 2000® Index returned 6.45%.3 Mid-cap stocks were stronger than either small-cap or large cap: The Russell MidCap™ Index returned 9.90% for the period.4

2 The Standard & Poor's (S&P) 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
3 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
4 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

The market's strength was quite broad, encompassing both growth and value stocks: The Russell 1000® Value Index had a return of 6.23%, while the Russell 1000® Growth Index returned 8.13%.5 Nine of the 10 industry sectors within the S&P 500 had positive returns; the one exception was financials, which was off less than 1%. The strongest sector was energy, followed by materials, telecommunications and industrials; all of these sectors posted double-digit returns.

5 The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index consisting of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q: How did the fund perform during this period?

A: The fund's Institutional shares returned 6.97% for the six-month period ending June 30, 2007. Since the fund's investment strategy is to replicate, as closely as possible before the deduction of expenses, the performance of the S&P 500 Index, the fund's return is normally quite close to the return of the index, as it was for this period. (Past performance is no guarantee of future results. Please see pages 5 through 8 for the performance of other share classes and more complete performance information.)

Q: Which stocks had the greatest effect on performance?

A: Since the index is weighted by market capitalization, the largest stocks generally have the greatest impact on index returns, even when other stocks have the highest or lowest returns. Accordingly, several of the top contributors to performance are among the largest companies in the index. These include AT&T Inc., ExxonMobil Corp., Chevron Corp., Altria Group, Inc. and General Electric Co. Other stocks that contributed importantly to the return of the index were Apple Inc., which is benefiting from the popularity of the iPod and other innovative products, and Schlumberger Ltd., which reported extraordinarily strong first quarter earnings.

Several of the stocks that detracted from return were in the financial services sector; these include Citigroup, Inc., Bank of America Corp., Wachovia Corp. and Merrill Lynch & Co., Inc. Other negatives were Amgen, Inc. and Johnson & Johnson, both in the health care sector.

Q: What changes were made in the S&P 500 Index during the first half of 2007?

A: Standard & Poor's adjusts the composition of the S&P 500 Index to reflect changes in the relative size of companies and changes in corporate ownership. Most changes result from merger and acquisition activity, although some occur when a company is de-listed or shrinks to the point that it is moved to a different index. Additions are selected from companies that have reached a size that makes them appropriate for inclusion. During the first six months of 2007, there were 22 additions and 22 deletions to the index.

Among the additions during the period were Polo Ralph Lauren Corp.; Precision Castparts; Integrys Energy Group, Inc., formed by the merger of Peoples Energy and WPS Resources Corporation; CVS Caremark Corp., formed by the merger of CVS Corporation and Caremark Rx Inc.; Covidien Ltd. and Tyco Electronics, which were spun off from Tyco International; Discover Financial Services, a unit of Morgan Stanley that began trading on the New York Stock Exchange; and Kraft Foods, Inc., following the completion of its spin-off by Altria Group, Inc.

Stocks eliminated from the index include BellSouth Corp., acquired by AT&T; Equity Office Properties, acquired by Blackstone Group; Phelps Dodge, acquired by Freeport-McMoran Copper & Gold Inc.; MedImmune Inc., acquired by AstraZeneca PLC; and Sanmina-SCI Corp. and PMC-Sierra Inc., whose market values fell below the index's $4 billion requirement.

Q: Do you have other comments for shareholders?

A: For many investors, we believe that holding an index fund such as this one can be advantageous because it offers broad exposure to the equity market at a relatively low cost.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

Asset Allocation	6/30/07	12/31/06

Common Stocks	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/07	12/31/06

Financials	21%	22%
Information Technology	15%	15%
Health Care	12%	12%
Industrials	11%	11%
Energy	11%	10%
Consumer Discretionary	10%	11%
Consumer Staples	9%	9%
Telecommunication Services	4%	3%
Utilities	4%	4%
Materials	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2007 (19.1% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.5%
2. General Electric Co. Industrial conglomerate	2.9%
3. AT&T, Inc. Provider of communications services	1.9%
4. Citigroup, Inc. Provider of diversified financial services	1.9%
5. Microsoft Corp. Developer of computer software	1.8%
6. Bank of America Corp. Provider of commercial banking services	1.6%
7. Procter & Gamble Co. Manufacturer of diversified consumer products	1.4%
8. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.4%
9. American International Group, Inc. Provider of insurance services	1.4%
10. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	1.3%

Portfolio holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 31. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investment in the DWS Equity 500 Index Portfolio, at value	$ 2,933,461,709
Receivable for Fund shares sold	3,812,221
Other assets	36,797
Total assets	2,937,310,727
Liabilities
Payable for Fund shares redeemed	4,239,285
Accrued expenses and other payables	338,987
Total liabilities	4,578,272
Net assets, at value	$ 2,932,732,455
Net Assets
Net assets consist of: Undistributed net investment income	1,334,926
Net unrealized appreciation (depreciation) on investments and futures	1,938,559,840
Accumulated net realized gain (loss)	(252,733,748)
Paid-in capital	1,245,571,437
Net assets, at value	$ 2,932,732,455
Net Asset Value
Class S Net Asset Value, offering and redemption price(a) per share ($852,242,821 ÷ 5,056,330 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 168.55

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($2,080,489,634 ÷ 12,221,638 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 170.23
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income and expenses allocated from DWS Equity 500 Index Portfolio: Dividends	26,988,798
Interest — Cash Management QP Trust	643,450
Interest	53,881
Expenses*	(726,123)
Total Income	26,960,006
Expenses: Administration fee	1,431,890
Services to shareholders	584,311
Auditing	13,929
Legal	40,479
Trustees' fees and expenses	6,489
Reports to shareholders	50,551
Registration fees	16,453
Other	3,943
Total expenses before expense reductions	2,148,045
Expense reductions	(1,022,659)
Total expenses after expense reductions	1,125,386
Net investment income (loss)	25,834,620
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) allocated from DWS Equity 500 Index Portfolio: Investments	10,175,206
Futures	1,923,164
12,098,370
Net unrealized appreciation (depreciation) allocated from DWS Equity 500 Index Portfolio during the period on: Investments	156,690,261
Futures	(46,083)
156,644,178
Net gain (loss) on investment transactions	168,742,548
Net increase (decrease) in net assets resulting from operations	$ 194,577,168
* For the six months ended June 30, 2007, the DWS Equity 500 Index Portfolio was reimbursed by the Advisor for fees in the amount of $755,323, of which $599,653 was allocated to this Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 25,834,620	$ 48,188,383
Net realized gain (loss) on investment transactions	12,098,370	(21,301,259)
Net unrealized appreciation (depreciation) during the period on investment transactions	156,644,178	365,330,170
Net increase (decrease) in net assets resulting from operations	194,577,168	392,217,294
Distributions to shareholders from: Net investment income: Class S	(6,886,730)	(13,165,072)
Institutional Class	(18,229,476)	(34,675,804)
Fund share transactions: Proceeds from shares sold	288,250,612	379,727,473
Reinvestment of distributions	23,990,873	45,642,550
Cost of shares redeemed	(310,783,109)	(587,983,836)
Redemption fees	11,301	9,809
Net increase (decrease) in net assets from Fund share transactions	1,469,677	(162,604,004)
Increase (decrease) in net assets	170,930,639	181,772,414
Net assets at beginning of period	2,761,801,816	2,580,029,402
Net assets at end of period (includes undistributed net investment income of $1,334,926 and $616,512, respectively)	$ 2,932,732,455	$ 2,761,801,816

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class S+ Years Ended December 31,	2007[a]	2006	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 158.94	$ 139.85	$ 135.69	$ 124.93	$ 106.22
Income (loss) from investment operations: Net investment income (loss)[c]	1.42	2.56	2.21	2.27	1.07
Net realized and unrealized gain (loss) on investment transactions	9.55	19.04	4.10	10.78	18.89
Total from investment operations	10.97	21.60	6.31	13.05	19.96
Less distributions from: Net investment income	(1.36)	(2.51)	(2.15)	(2.29)	(1.25)
Redemption fees	.00***	.00***	.00***	—	—
Net asset value, end of period	$ 168.55	$ 158.94	$ 139.85	$ 135.69	$ 124.93
Total Return (%)[d]	6.92**	15.58	4.70	10.57	18.88**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	852	771	768	727	573
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.30*	.33	.36	.36	.36*
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.20*	.22	.25	.25	.25*
Ratio of net investment income (loss) (%)	1.73*	1.73	1.62	1.77	1.52*
[a] For the six months ended June 30, 2007 (Unaudited).
[b] For the period from May 19, 2003 (commencement of operations of Investment Class shares) to December 31, 2003.
[c] Based on average shares outstanding during period.
[d] Total return would have been lower had certain expenses not been reduced.
+ On October 20, 2006 Investment Class shares were renamed Class S shares.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 160.54	$ 141.29	$ 137.10	$ 126.22	$ 99.84	$ 130.19
Income (loss) from investment operations: Net investment income (loss)[b]	1.50	2.73	2.41	2.46	1.85	1.71
Net realized and unrealized gain (loss) on investment transactions	9.66	19.28	4.16	10.93	26.33	(30.42)
Total from investment operations	11.16	22.01	6.57	13.39	28.18	(28.71)
Less distributions from: Net investment income	(1.47)	(2.76)	(2.38)	(2.51)	(1.80)	(1.64)
Redemption fees	.00***	.00***	.00***	—	—	—
Net asset value, end of period	$ 170.23	$ 160.54	$ 141.29	$ 137.10	$ 126.22	$ 99.84
Total Return (%)[c]	6.97**	15.72	4.85	10.74	28.45	(22.12)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,080	1,991	1,812	1,828	1,982	1,394
Ratio of expenses before expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.22*	.20	.11	.11	.11	.11
Ratio of expenses after expense reductions, including expenses allocated from DWS Equity 500 Index Portfolio (%)	.10*	.10	.10	.10	.10	.10
Ratio of net investment income (loss) (%)	1.83*	1.85	1.77	1.92	1.69	1.52
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Equity 500 Index Fund (the "Fund"), is a diversified series of DWS Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, DWS Equity 500 Index Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG. On June 30, 2007, the Fund owned approximately 79% of the Portfolio.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class and Class S shares are offered to a limited group of investors, and are not subject to initial or contingent deferred sales charges. Institutional shares have lower ongoing expenses than Class S shares.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $249,237,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2009 ($9,016,000), December 31, 2010 ($68,380,000), December 31, 2011 ($53,713,000), December 31, 2012 ($73,803,000), December 31, 2013 ($22,343,000) and December 31, 2014 ($21,982,000), the respective expiration dates, whichever occurs first, which may be subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio. Prior to January 1, 2007, Deutsche Asset Management Inc. ("DAMI"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Advisor to the master Portfolio.

For the period from January 1, 2007 through September 30, 2007, DIMA has contractually agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund, including expenses allocated from the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses of the classes of the Fund as follows:

Class S	.38%
Institutional Class	.40%

For Institutional Class shares, effective October 1, 2006, the Advisor has voluntarily agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund, including expenses allocated from the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses) to the extent necessary to maintain the operating expenses at 0.10%.

Under this arrangement, during the six months ended June 30, 2007, DIMA waived $1,722 of other expenses for Institutional Class shares.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration Fee of $1,431,890, of which $862,783 was waived and $91,431 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DWS-SISC was as follows.

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2007
Class S	$ 66,216	$ —	$ 11,823
Institutional Class	158,154	158,154	—
	$ 224,370	$ 158,154	$ 11,823

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,493, all of which has been paid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and Chairperson of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	763,601	$ 124,119,975	1,052,006*	$ 154,433,900*
Institutional Class	995,107	164,130,637	1,522,226	225,293,573
		$ 288,250,612		$ 379,727,473
Shares issued to shareholders in reinvestment of distributions
Class S	39,040	$ 6,432,368	82,457*	$ 12,261,672*
Institutional Class	105,543	17,558,505	222,390	33,380,878
		$ 23,990,873		$ 45,642,550
Shares redeemed
Class S	(598,431)	$ (98,069,765)	(1,775,882)*	$ (264,213,313)*
Institutional Class	(1,278,332)	(212,713,344)	(2,168,123)	(323,770,523)
		$ (310,783,109)		$ (587,983,836)
Redemption fees		$ 11,301		$ 9,809
Net increase (decrease)
Class S	204,210	$ 32,485,800	(641,419)*	$ (97,510,346)*
Institutional Class	(177,682)	(31,016,123)	(423,507)	(65,093,658)
		$ 1,469,677		$ (162,604,004)
* On October 20, 2006, Investment Class shares were renamed Class S shares.

D. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

(The following financial statements of the DWS Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2007 (Unaudited)

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 10.1%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	51,896	1,803,905
Johnson Controls, Inc.	53,664	6,212,681
		8,016,586
Automobiles 0.4%
Ford Motor Co.	531,985	5,011,299
General Motors Corp.	162,171	6,130,064
Harley-Davidson, Inc.	70,251	4,187,662
		15,329,025
Distributors 0.1%
Genuine Parts Co.	46,778	2,320,189
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	38,783	2,266,091
H&R Block, Inc.	88,582	2,070,161
		4,336,252
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	120,797	5,891,270
Darden Restaurants, Inc.	35,880	1,578,361
Harrah's Entertainment, Inc.	51,218	4,366,847
Hilton Hotels Corp.	104,939	3,512,308
International Game Technology	92,164	3,658,911
Marriott International, Inc. "A"	90,664	3,920,311
McDonald's Corp.	327,456	16,621,666
Starbucks Corp.*	203,208	5,332,178
Starwood Hotels & Resorts Worldwide, Inc.	57,512	3,857,330
Wendy's International, Inc.	23,880	877,590
Wyndham Worldwide Corp.*	55,814	2,023,816
Yum! Brands, Inc.	144,082	4,714,363
		56,354,951
Household Durables 0.6%
Black & Decker Corp.	17,952	1,585,341
Centex Corp.	32,604	1,307,420
D.R. Horton, Inc.	76,100	1,516,673
Fortune Brands, Inc.	40,954	3,373,381
Harman International Industries, Inc.	17,900	2,090,720
KB HOME	20,972	825,668
Leggett & Platt, Inc.	49,466	1,090,725
Lennar Corp. "A"	37,400	1,367,344
Newell Rubbermaid, Inc.	76,750	2,258,753
Pulte Homes, Inc.	58,256	1,307,847
Snap-on, Inc.	16,532	835,031
The Stanley Works	19,953	1,211,147
Whirlpool Corp.	21,777	2,421,603
		21,191,653
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	83,812	5,733,579
IAC/InterActiveCorp.*	60,600	2,097,366
		7,830,945
Leisure Equipment & Products 0.2%
Brunswick Corp.	25,130	819,992
Eastman Kodak Co.	78,031	2,171,602
Hasbro, Inc.	43,502	1,366,398
Mattel, Inc.	105,014	2,655,804
		7,013,796
Media 3.3%
CBS Corp. "B"	202,254	6,739,103
Clear Channel Communications, Inc.	136,863	5,176,159
Comcast Corp. "A"*	849,090	23,876,411
Dow Jones & Co., Inc.	16,722	960,679
E.W. Scripps Co. "A"	22,900	1,046,301
Gannett Co., Inc.	63,569	3,493,117
Interpublic Group of Companies, Inc.*	120,295	1,371,363
McGraw-Hill Companies, Inc.	96,074	6,540,718
Meredith Corp.	10,838	667,621
New York Times Co. "A"	39,773	1,010,234
News Corp. "A"	635,200	13,472,592
Omnicom Group, Inc.	91,336	4,833,501
The DIRECTV Group, Inc.*	209,200	4,834,612
Time Warner, Inc.	1,038,412	21,848,188
Tribune Co.	21,831	641,831
Viacom, Inc. "B"*	189,754	7,899,459
Walt Disney Co.	543,564	18,557,275
		122,969,164
Multiline Retail 1.1%
Big Lots, Inc.*	29,996	882,482
Dillard's, Inc. "A"	17,468	627,625
Dollar General Corp.	84,736	1,857,413
Family Dollar Stores, Inc.	42,072	1,443,911
J.C. Penney Co., Inc.	61,075	4,420,609
Kohl's Corp.*	88,738	6,303,060
Macy's, Inc.	125,450	4,990,401
Nordstrom, Inc.	61,532	3,145,516
Sears Holdings Corp.*	23,138	3,921,891
Target Corp.	233,091	14,824,588
		42,417,496
Specialty Retail 1.9%
Abercrombie & Fitch Co. "A"	24,300	1,773,414
AutoNation, Inc.*	41,259	925,852
AutoZone, Inc.*	13,608	1,859,125
Bed Bath & Beyond, Inc.*	76,766	2,762,808
Best Buy Co., Inc.	109,472	5,109,058
Circuit City Stores, Inc.	38,733	584,094
Home Depot, Inc.	541,499	21,307,986
Limited Brands, Inc.	93,811	2,575,112
Lowe's Companies, Inc.	412,874	12,671,103
Office Depot, Inc.*	76,359	2,313,678
OfficeMax, Inc.	20,178	792,995
RadioShack Corp.	38,295	1,269,096
Staples, Inc.	196,173	4,655,185
The Gap, Inc.	145,458	2,778,248
The Sherwin-Williams Co.	30,705	2,040,961
Tiffany & Co.	37,016	1,964,069
TJX Companies, Inc.	123,599	3,398,973
		68,781,757
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	101,000	4,786,390
Jones Apparel Group, Inc.	29,960	846,370
Liz Claiborne, Inc.	28,106	1,048,354
NIKE, Inc. "B"	108,916	6,348,714
Polo Ralph Lauren Corp.	16,700	1,638,437
VF Corp.	24,240	2,219,899
		16,888,164
Consumer Staples 9.2%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	208,480	10,874,317
Brown-Forman Corp. "B"	21,878	1,598,844
Coca-Cola Co.	549,935	28,767,100
Coca-Cola Enterprises, Inc.	76,024	1,824,576
Constellation Brands, Inc. "A"*	52,900	1,284,412
Molson Coors Brewing Co. "B"	12,702	1,174,427
Pepsi Bottling Group, Inc.	37,762	1,271,824
PepsiCo, Inc.	447,050	28,991,192
		75,786,692
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	124,333	7,275,967
CVS Caremark Corp.	420,491	15,326,897
Kroger Co.	200,263	5,633,398
Safeway, Inc.	120,307	4,094,048
SUPERVALU, Inc.	55,891	2,588,871
Sysco Corp.	168,390	5,555,186
Wal-Mart Stores, Inc.	664,954	31,990,937
Walgreen Co.	272,278	11,854,984
Whole Foods Market, Inc.	40,100	1,535,830
		85,856,118
Food Products 1.5%
Archer-Daniels-Midland Co.	178,353	5,901,701
Campbell Soup Co.	54,209	2,103,851
ConAgra Foods, Inc.	137,952	3,705,391
Dean Foods Co.	35,200	1,121,824
General Mills, Inc.	94,150	5,500,243
H.J. Heinz Co.	88,654	4,208,405
Kellogg Co.	68,034	3,523,481
Kraft Foods, Inc. "A"	447,684	15,780,861
McCormick & Co., Inc.	36,100	1,378,298
Sara Lee Corp.	204,839	3,564,198
The Hershey Co.	47,360	2,397,363
Tyson Foods, Inc. "A"	69,600	1,603,584
Wm. Wrigley Jr. Co.	60,202	3,329,773
		54,118,973
Household Products 2.0%
Clorox Co.	41,132	2,554,297
Colgate-Palmolive Co.	139,568	9,050,985
Kimberly-Clark Corp.	124,307	8,314,895
Procter & Gamble Co.	861,496	52,714,940
		72,635,117
Personal Products 0.2%
Avon Products, Inc.	120,670	4,434,623
Estee Lauder Companies, Inc. "A"	31,900	1,451,769
		5,886,392
Tobacco 1.2%
Altria Group, Inc.	579,252	40,628,736
Reynolds American, Inc.	46,990	3,063,748
UST, Inc.	44,251	2,376,721
		46,069,205
Energy 10.7%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	87,073	7,325,452
BJ Services Co.	80,028	2,275,996
ENSCO International, Inc.	41,600	2,538,016
Halliburton Co.	249,478	8,606,991
Nabors Industries Ltd.*	80,538	2,688,358
National-Oilwell Varco, Inc.*	48,400	5,045,216
Noble Corp.	37,124	3,620,333
Rowan Companies, Inc.	30,739	1,259,684
Schlumberger Ltd.	326,544	27,736,647
Smith International, Inc.	54,400	3,190,016
Transocean, Inc.*	79,400	8,414,812
Weatherford International Ltd.*	92,200	5,093,128
		77,794,649
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	124,768	6,486,688
Apache Corp.	89,374	7,292,025
Chesapeake Energy Corp.	115,900	4,010,140
Chevron Corp.	596,856	50,279,149
ConocoPhillips	452,309	35,506,257
CONSOL Energy, Inc.	50,500	2,328,555
Devon Energy Corp.	120,004	9,395,113
El Paso Corp.	185,798	3,201,300
EOG Resources, Inc.	66,000	4,821,960
ExxonMobil Corp.	1,552,768	130,246,180
Hess Corp.	75,165	4,431,728
Marathon Oil Corp.	188,888	11,325,724
Murphy Oil Corp.	46,200	2,746,128
Occidental Petroleum Corp.	235,762	13,645,905
Peabody Energy Corp.	72,300	3,497,874
Spectra Energy Corp.	170,698	4,431,320
Sunoco, Inc.	33,172	2,643,145
Valero Energy Corp.	149,900	11,071,614
Williams Companies, Inc.	163,523	5,170,597
XTO Energy, Inc.	99,300	5,967,930
		318,499,332
Financials 20.7%
Capital Markets 3.7%
Ameriprise Financial, Inc.	68,108	4,329,626
Bank of New York Co., Inc.*	207,431	8,595,941
Bear Stearns Companies, Inc.	31,808	4,453,120
Charles Schwab Corp.	277,597	5,696,291
E*TRADE Financial Corp.*	111,300	2,458,617
Federated Investors, Inc. "B"	23,300	893,089
Franklin Resources, Inc.	42,671	5,652,627
Janus Capital Group, Inc.	54,279	1,511,127
Legg Mason, Inc.	35,900	3,531,842
Lehman Brothers Holdings, Inc.	143,844	10,719,255
Mellon Financial Corp.	111,701	4,914,844
Merrill Lynch & Co., Inc.	241,404	20,176,546
Morgan Stanley	289,664	24,297,016
Northern Trust Corp.	54,505	3,501,401
State Street Corp.	108,934	7,451,086
T. Rowe Price Group, Inc.	74,052	3,842,558
The Goldman Sachs Group, Inc.	112,269	24,334,306
		136,359,292
Commercial Banks 3.8%
BB&T Corp.	149,818	6,094,596
Comerica, Inc.	45,157	2,685,487
Commerce Bancorp, Inc.	51,500	1,904,985
Compass Bancshares, Inc.	34,900	2,407,402
Fifth Third Bancorp.	154,491	6,144,107
First Horizon National Corp.	34,091	1,329,549
Huntington Bancshares, Inc.	100,196	2,278,457
KeyCorp.	111,783	3,837,510
M&T Bank Corp.	21,800	2,330,420
Marshall & Ilsley Corp.	61,155	2,912,813
National City Corp.	161,023	5,365,286
PNC Financial Services Group, Inc.	95,361	6,825,940
Regions Financial Corp.	202,919	6,716,619
SunTrust Banks, Inc.	96,092	8,238,928
Synovus Financial Corp.	88,021	2,702,245
US Bancorp.	477,015	15,717,644
Wachovia Corp.	524,351	26,872,989
Wells Fargo & Co.	923,556	32,481,465
Zions Bancorp.	25,256	1,942,439
		138,788,881
Consumer Finance 0.9%
American Express Co.	330,843	20,240,975
Capital One Financial Corp.	110,643	8,678,837
SLM Corp.	110,865	6,383,606
		35,303,418
Diversified Financial Services 5.0%
Bank of America Corp.	1,217,295	59,513,553
Chicago Mercantile Exchange Holdings, Inc. "A"	9,500	5,076,420
CIT Group, Inc.	53,800	2,949,854
Citigroup, Inc.	1,347,460	69,111,223
JPMorgan Chase & Co.	941,413	45,611,460
Moody's Corp.	63,800	3,968,360
		186,230,870
Insurance 4.7%
ACE Ltd.	88,528	5,534,771
Aflac, Inc.	134,244	6,900,142
Allstate Corp.	166,670	10,251,872
Ambac Financial Group, Inc.	28,734	2,505,317
American International Group, Inc.	710,248	49,738,667
Aon Corp.	84,887	3,617,035
Assurant, Inc.	27,700	1,632,084
Chubb Corp.	110,058	5,958,540
Cincinnati Financial Corp.	47,034	2,041,276
Genworth Financial, Inc. "A"	114,800	3,949,120
Hartford Financial Services Group, Inc.	85,146	8,387,732
Lincoln National Corp.	77,674	5,510,970
Loews Corp.	116,486	5,938,456
Marsh & McLennan Companies, Inc.	149,632	4,620,636
MBIA, Inc.	36,546	2,273,892
MetLife, Inc.	203,411	13,115,941
Principal Financial Group, Inc.	76,619	4,466,122
Progressive Corp.	203,188	4,862,289
Prudential Financial, Inc.	128,016	12,446,996
Safeco Corp.	31,589	1,966,731
Torchmark Corp.	26,610	1,782,870
Travelers Companies, Inc.	182,075	9,741,013
Unum Group	84,294	2,200,916
XL Capital Ltd. "A"	49,232	4,149,765
		173,593,153
Real Estate Investment Trusts 1.2%
Apartment Investment & Management Co. "A" (REIT)	27,300	1,376,466
Archstone-Smith Trust (REIT)	65,700	3,883,527
AvalonBay Communities, Inc. (REIT)	20,300	2,413,264
Boston Properties, Inc. (REIT)	29,000	2,961,770
Developers Diversified Realty Corp. (REIT)	35,000	1,844,850
Equity Residential (REIT)	80,860	3,689,642
General Growth Properties, Inc. (REIT)	67,200	3,558,240
Host Hotels & Resorts, Inc. (REIT)	143,700	3,322,344
Kimco Realty Corp. (REIT)	57,400	2,185,218
Plum Creek Timber Co., Inc. (REIT)	51,624	2,150,656
ProLogis (REIT)	68,000	3,869,200
Public Storage (REIT)	28,930	2,222,403
Simon Property Group, Inc. (REIT)	65,234	6,069,371
Vornado Realty Trust (REIT)	39,300	4,316,712
		43,863,663
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"*	50,900	1,857,850
Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.	158,044	5,744,899
Fannie Mae	264,628	17,288,147
Freddie Mac	188,031	11,413,482
Hudson City Bancorp, Inc.	135,400	1,654,588
MGIC Investment Corp.	22,463	1,277,246
Sovereign Bancorp, Inc.	98,691	2,086,328
Washington Mutual, Inc.	242,659	10,346,980
		49,811,670
Health Care 11.6%
Biotechnology 1.2%
Amgen, Inc.*	323,324	17,876,584
Biogen Idec, Inc.*	78,371	4,192,849
Celgene Corp.*	101,100	5,796,063
Genzyme Corp.*	71,340	4,594,296
Gilead Sciences, Inc.*	260,520	10,100,360
		42,560,152
Health Care Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	14,601	1,013,894
Baxter International, Inc.	177,998	10,028,407
Becton, Dickinson & Co.	66,892	4,983,454
Biomet, Inc.	66,375	3,034,665
Boston Scientific Corp.*	320,006	4,908,892
C.R. Bard, Inc.	28,194	2,329,670
Hospira, Inc.*	42,222	1,648,347
Medtronic, Inc.	321,199	16,657,380
St. Jude Medical, Inc.*	95,826	3,975,821
Stryker Corp.	80,748	5,094,391
Varian Medical Systems, Inc.*	35,100	1,492,101
Zimmer Holdings, Inc.*	64,808	5,501,551
		60,668,573
Health Care Providers & Services 2.2%
Aetna, Inc.	141,696	6,999,782
AmerisourceBergen Corp.	52,648	2,604,497
Cardinal Health, Inc.	109,868	7,761,076
CIGNA Corp.	78,975	4,124,075
Coventry Health Care, Inc.*	43,758	2,522,649
Express Scripts, Inc.*	74,300	3,715,743
Humana, Inc.*	45,751	2,786,693
Laboratory Corp. of America Holdings*	32,600	2,551,276
Manor Care, Inc.	20,409	1,332,504
McKesson Corp.	80,215	4,784,023
Medco Health Solutions, Inc.*	76,888	5,996,495
Patterson Companies, Inc.*	38,600	1,438,622
Quest Diagnostics, Inc.	43,902	2,267,538
Tenet Healthcare Corp.*	132,748	864,189
UnitedHealth Group, Inc.	367,624	18,800,291
WellPoint, Inc.*	167,216	13,348,853
		81,898,306
Health Care Technology 0.1%
IMS Health, Inc.	54,406	1,748,065
Life Sciences Tools & Services 0.3%
Applera Corp. — Applied Biosystems Group	50,235	1,534,177
Millipore Corp.*	14,181	1,064,851
PerkinElmer, Inc.	33,763	879,864
Thermo Fisher Scientific, Inc.*	110,728	5,726,852
Waters Corp.*	27,805	1,650,505
		10,856,249
Pharmaceuticals 6.2%
Abbott Laboratories	429,422	22,995,548
Allergan, Inc.	83,078	4,788,616
Barr Pharmaceuticals, Inc.*	29,200	1,466,716
Bristol-Myers Squibb Co.	533,736	16,844,708
Eli Lilly & Co.	267,247	14,933,762
Forest Laboratories, Inc.*	85,981	3,925,033
Johnson & Johnson	802,601	49,456,273
King Pharmaceuticals, Inc.*	65,875	1,347,802
Merck & Co., Inc.	596,106	29,686,079
Mylan Laboratories, Inc.	58,400	1,062,296
Pfizer, Inc.	1,939,593	49,595,393
Schering-Plough Corp.	402,352	12,247,595
Watson Pharmaceuticals, Inc.*	27,807	904,562
Wyeth	365,509	20,958,286
		230,212,669
Industrials 11.3%
Aerospace & Defense 2.6%
Boeing Co.	218,020	20,964,803
General Dynamics Corp.	109,760	8,585,427
Goodrich Corp.	34,238	2,039,215
Honeywell International, Inc.	216,768	12,199,703
L-3 Communications Holdings, Inc.	34,000	3,311,260
Lockheed Martin Corp.	97,126	9,142,470
Northrop Grumman Corp.	93,750	7,300,313
Precision Castparts Corp.	37,400	4,538,864
Raytheon Co.	120,723	6,505,763
Rockwell Collins, Inc.	46,444	3,280,804
United Technologies Corp.	272,440	19,324,169
		97,192,791
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	48,000	2,520,960
FedEx Corp.	83,201	9,232,815
United Parcel Service, Inc. "B"	292,570	21,357,610
		33,111,385
Airlines 0.1%
Southwest Airlines Co.	214,191	3,193,588
Building Products 0.1%
American Standard Companies, Inc.	47,552	2,804,617
Masco Corp.	108,105	3,077,749
		5,882,366
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	62,046	835,139
Avery Dennison Corp.	25,631	1,703,949
Cintas Corp.	37,366	1,473,341
Equifax, Inc.	34,909	1,550,658
Monster Worldwide, Inc.*	33,689	1,384,618
Pitney Bowes, Inc.	60,685	2,841,272
R.R. Donnelley & Sons Co.	59,521	2,589,759
Robert Half International, Inc.	45,975	1,678,087
Waste Management, Inc.	148,940	5,816,107
		19,872,930
Construction & Engineering 0.1%
Fluor Corp.	24,204	2,695,600
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	49,302	2,814,651
Emerson Electric Co.	217,740	10,190,232
Rockwell Automation, Inc.	46,156	3,205,073
		16,209,956
Industrial Conglomerates 4.0%
3M Co.	197,466	17,138,074
General Electric Co.	2,817,365	107,848,732
Textron, Inc.	34,427	3,790,757
Tyco International Ltd.	539,829	18,240,822
		147,018,385
Machinery 1.7%
Caterpillar, Inc.	178,868	14,005,364
Cummins, Inc.	27,346	2,767,689
Danaher Corp.	64,322	4,856,311
Deere & Co.	62,396	7,533,693
Dover Corp.	55,859	2,857,188
Eaton Corp.	39,854	3,706,422
Illinois Tool Works, Inc.	112,842	6,114,908
Ingersoll-Rand Co., Ltd. "A"	84,054	4,607,840
ITT Corp.	50,692	3,461,250
PACCAR, Inc.	67,377	5,864,494
Pall Corp.	35,310	1,623,907
Parker Hannifin Corp.	31,568	3,090,823
Terex Corp.*	28,100	2,284,530
		62,774,419
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	97,986	8,342,528
CSX Corp.	118,152	5,326,292
Norfolk Southern Corp.	107,744	5,664,102
Ryder System, Inc.	16,490	887,162
Union Pacific Corp.	73,865	8,505,555
		28,725,639
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	19,862	1,848,159
Information Technology 15.3%
Communications Equipment 2.7%
Avaya, Inc.*	114,655	1,930,790
Ciena Corp.*	23,098	834,531
Cisco Systems, Inc.*	1,677,464	46,717,372
Corning, Inc.*	428,590	10,950,474
JDS Uniphase Corp.*	59,839	803,638
Juniper Networks, Inc.*	153,500	3,863,595
Motorola, Inc.	634,896	11,237,659
QUALCOMM, Inc.	452,254	19,623,301
Tellabs, Inc.*	119,430	1,285,067
		97,246,427
Computers & Peripherals 3.9%
Apple, Inc.*	235,978	28,798,755
Dell, Inc.*	616,547	17,602,417
EMC Corp.*	575,462	10,415,862
Hewlett-Packard Co.	727,336	32,453,732
International Business Machines Corp.	375,320	39,502,430
Lexmark International, Inc. "A"*	26,557	1,309,526
NCR Corp.*	48,398	2,542,831
Network Appliance, Inc.*	101,409	2,961,143
QLogic Corp.*	46,300	770,895
SanDisk Corp.*	61,700	3,019,598
Sun Microsystems, Inc.*	955,165	5,024,168
		144,401,357
Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.*	108,641	4,176,160
Jabil Circuit, Inc.	49,375	1,089,706
Molex, Inc.	38,386	1,151,964
Solectron Corp.*	260,727	959,475
Tektronix, Inc.	22,910	772,984
		8,150,289
Internet Software & Services 1.4%
eBay, Inc.*	310,232	9,983,266
Google, Inc. "A"*	59,600	31,193,448
VeriSign, Inc.*	67,400	2,138,602
Yahoo!, Inc.*	332,222	9,013,183
		52,328,499
IT Services 1.1%
Affiliated Computer Services, Inc. "A"*	27,000	1,531,440
Automatic Data Processing, Inc.	149,437	7,243,211
Cognizant Technology Solutions Corp. "A"*	38,900	2,921,001
Computer Sciences Corp.*	47,232	2,793,773
Convergys Corp.*	38,140	924,514
Electronic Data Systems Corp.	140,319	3,891,046
Fidelity National Information Services, Inc.	43,900	2,382,892
First Data Corp.	215,388	7,036,726
Fiserv, Inc.*	47,050	2,672,440
Paychex, Inc.	92,467	3,617,309
Unisys Corp.*	95,484	872,724
Western Union Co.	207,988	4,332,390
		40,219,466
Office Electronics 0.1%
Xerox Corp.*	255,056	4,713,435
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	142,197	2,033,417
Altera Corp.	99,343	2,198,461
Analog Devices, Inc.	92,868	3,495,552
Applied Materials, Inc.	379,535	7,541,360
Broadcom Corp. "A"*	124,670	3,646,597
Intel Corp.	1,591,982	37,825,492
KLA-Tencor Corp.	53,985	2,966,476
Linear Technology Corp.	69,306	2,507,491
LSI Corp.*	212,555	1,596,288
Maxim Integrated Products, Inc.	87,043	2,908,107
MEMC Electronic Materials, Inc.*	61,300	3,746,656
Micron Technology, Inc.*	191,549	2,400,109
National Semiconductor Corp.	78,366	2,215,407
Novellus Systems, Inc.*	33,982	964,069
NVIDIA Corp.*	96,898	4,002,856
Teradyne, Inc.*	56,058	985,500
Texas Instruments, Inc.	399,848	15,046,280
Xilinx, Inc.	91,313	2,444,449
		98,524,567
Software 3.2%
Adobe Systems, Inc.*	158,304	6,355,906
Autodesk, Inc.*	63,548	2,991,840
BMC Software, Inc.*	56,469	1,711,011
CA, Inc.	111,415	2,877,849
Citrix Systems, Inc.*	48,214	1,623,365
Compuware Corp.*	96,921	1,149,483
Electronic Arts, Inc.*	83,706	3,960,968
Intuit, Inc.*	93,566	2,814,465
Microsoft Corp.	2,311,095	68,107,970
Novell, Inc.*	93,782	730,562
Oracle Corp.*	1,088,929	21,462,790
Symantec Corp.*	252,406	5,098,601
		118,884,810
Materials 3.1%
Chemicals 1.6%
Air Products & Chemicals, Inc.	59,090	4,749,063
Ashland, Inc.	15,704	1,004,271
Dow Chemical Co.	259,191	11,461,426
E.I. du Pont de Nemours & Co.	258,152	13,124,448
Eastman Chemical Co.	22,786	1,465,823
Ecolab, Inc.	48,442	2,068,473
Hercules, Inc.*	31,830	625,459
International Flavors & Fragrances, Inc.	21,416	1,116,630
Monsanto Co.	147,484	9,961,069
PPG Industries, Inc.	44,862	3,414,447
Praxair, Inc.	87,628	6,308,340
Rohm & Haas Co.	38,489	2,104,579
Sigma-Aldrich Corp.	36,268	1,547,556
		58,951,584
Construction Materials 0.1%
Vulcan Materials Co.	26,431	3,027,407
Containers & Packaging 0.2%
Ball Corp.	29,724	1,580,425
Bemis Co., Inc.	29,230	969,851
Pactiv Corp.*	37,449	1,194,249
Sealed Air Corp.	43,772	1,357,808
Temple-Inland, Inc.	29,062	1,788,185
		6,890,518
Metals & Mining 0.9%
Alcoa, Inc.	244,551	9,911,652
Allegheny Technologies, Inc.	26,079	2,735,166
Freeport-McMoRan Copper & Gold, Inc.	103,499	8,571,787
Newmont Mining Corp.	122,200	4,773,132
Nucor Corp.	81,936	4,805,546
United States Steel Corp.	30,792	3,348,630
		34,145,913
Paper & Forest Products 0.3%
International Paper Co.	119,504	4,666,631
MeadWestvaco Corp.	50,344	1,778,150
Weyerhaeuser Co.	57,229	4,517,085
		10,961,866
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,697,530	70,447,495
CenturyTel, Inc.	31,155	1,528,153
Citizens Communications Co.	87,305	1,333,147
Embarq Corp.	40,581	2,571,618
Qwest Communications International, Inc.*	428,281	4,154,326
Verizon Communications, Inc.	792,412	32,623,602
Windstream Corp.	131,674	1,943,508
		114,601,849
Wireless Telecommunication Services 0.6%
ALLTEL Corp.	94,736	6,399,417
Sprint Nextel Corp.	792,428	16,411,184
		22,810,601
Utilities 3.5%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	45,618	2,360,275
American Electric Power Co., Inc.	108,915	4,905,532
Duke Energy Corp.	341,496	6,249,377
Edison International	88,390	4,960,447
Entergy Corp.	55,009	5,905,216
Exelon Corp.	182,938	13,281,299
FirstEnergy Corp.	87,495	5,663,551
FPL Group, Inc.	109,694	6,224,038
Pinnacle West Capital Corp.	27,696	1,103,686
PPL Corp.	104,648	4,896,480
Progress Energy, Inc.	70,550	3,216,374
Southern Co.	201,588	6,912,452
		65,678,727
Gas Utilities 0.1%
Nicor, Inc.	12,537	538,088
Questar Corp.	46,500	2,457,525
		2,995,613
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	182,850	4,000,758
Constellation Energy Group	49,387	4,305,064
Dynegy, Inc. "A"*	92,261	870,944
TXU Corp.	130,450	8,779,285
		17,956,051
Multi-Utilities 1.1%
Ameren Corp.	57,219	2,804,303
CenterPoint Energy, Inc.	84,868	1,476,703
CMS Energy Corp.	62,449	1,074,123
Consolidated Edison, Inc.	67,816	3,059,858
Dominion Resources, Inc.	102,218	8,822,436
DTE Energy Co.	48,303	2,329,171
Integrys Energy Group, Inc.	20,400	1,034,892
KeySpan Corp.	48,375	2,030,782
NiSource, Inc.	75,366	1,560,830
PG&E Corp.	94,647	4,287,509
Public Service Enterprise Group, Inc.	68,973	6,054,450
Sempra Energy	71,090	4,210,661
TECO Energy, Inc.	56,788	975,618
Xcel Energy, Inc.	110,337	2,258,598
		41,979,934
Total Common Stocks (Cost $2,455,816,375)		3,666,843,398
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
US Treasury Bill, 4.95**, 8/9/2007 (a) (Cost $2,481,651)	2,495,000	2,481,651
	Shares	Value ($)

Cash Equivalents 0.0%
Cash Management QP Trust, 5.34% (b) (Cost $176,647)	176,647	176,647
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,458,474,673)+	99.3	3,669,501,696
Other Assets and Liabilities, Net	0.7	25,814,798
Net Assets	100.0	3,695,316,494
* Non-income producing security
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $2,652,953,606. At June 30, 2007, net unrealized appreciation for all securities based on tax cost was $1,016,548,090. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,339,307,136 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $322,759,046.
(a) At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/20/2007	77	29,247,472	29,171,450	(76,022)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,458,298,026)	$ 3,669,325,049
Investment in Cash Management QP Trust (cost $176,647)	176,647
Total investments in securities, at value (cost $2,458,474,673)	3,669,501,696
Receivable for investments sold	27,388,873
Dividends receivable	3,982,467
Interest receivable	51,420
Other assets	118,442
Total assets	3,701,042,898
Liabilities
Payable for investments purchased	5,458,172
Payable for daily variation margin on open futures contracts	37,033
Accrued investment management fee	33,866
Other accrued expenses and payables	197,333
Total liabilities	5,726,404
Net assets	$ 3,695,316,494

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Dividends	$ 34,008,546
Interest — Cash Management QP Trust	810,121
Interest	67,909
Total Income	34,886,576
Expenses: Investment management fee	902,098
Administration fee	541,260
Auditing	30,093
Legal	6,234
Services to shareholders	1,108
Custodian fees	59,385
Trustees' fees and expenses	59,972
Other	69,866
Total expenses before expense reductions	1,670,016
Expense reductions	(755,323)
Total expenses after expense reductions	914,693
Net investment income (loss)	33,971,883
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	13,282,831
Futures	2,408,407
15,691,238
Net unrealized appreciation (depreciation) during the period on: Investments	197,039,445
Futures	(58,333)
196,981,112
Net gain (loss) on investment transactions	212,672,350
Net increase (decrease) in net assets resulting from operations	$ 246,644,233

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income (loss)	$ 33,971,883	$ 64,166,503
Net realized gain (loss) on investment transactions	15,691,238	(26,983,018)
Net unrealized appreciation (depreciation) during the period on investment transactions	196,981,112	462,303,829
Net increase (decrease) in net assets resulting from operations	246,644,233	499,487,314
Capital transactions in shares of beneficial interest: Proceeds from capital invested	358,706,228	524,365,956
Value of capital withdrawn	(459,158,421)	(781,887,352)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(100,452,193)	(257,521,396)
Increase (decrease) in net assets	146,192,040	241,965,918
Net assets at beginning of period	3,549,124,454	3,307,158,536
Net assets at end of period	$ 3,695,316,494	$ 3,549,124,454

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,695	3,549	3,307	3,272	3,260	2,348
Ratio of expenses before expense reductions (%)	.09*	.08	.06	.06	.05	.05
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.05	.05
Ratio of net investment income (loss) (%)	1.88*	1.90	1.82	1.97	1.74	1.56
Portfolio turnover rate (%)	3**	4	9	7	8[b]	19
Total investment return (%)[c,d]	6.99**	15.72	4.90	10.79	28.50	(22.02)
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[c] Total investment return would have been lower had certain expenses not been reduced.
[d] Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Foreign Currency Transactions. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio enters into future contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2007, purchases and sales of investment securities (excluding short-term investments) aggregated $104,094,726 and $159,637,299, respectively. Purchases and sales of US Treasury obligations aggregated $2,736,764 and $1,495,000, respectively.

C. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Portfolio. Prior to January 1, 2007, Deutsche Asset Management Inc. ("DAMI"), an indirect wholly owned subsidiary of Deutsche Bank AG, was the Advisor for the Portfolio.

Management Agreement. Under the Investment Management Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The investment management fee payable under the Investment Management Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as subadvisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio.

For the period January 1, 2007 through June 30, 2007, DIMA has voluntarily agreed to waive all or a portion of its investment management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain the annual operating expenses of the Portfolio at 0.05% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2007, the Advisor waived a portion of its investment management fee pursuant to the Investment Management Agreement of $754,778 and charged $147,320, which was equivalent to an annual effective rate of 0.01% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement with DIMA, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA a fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2007, DIMA received an Administration Fee of $541,260, of which $92,233 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Portfolio and other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of withdrawal requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2007, the Portfolio's custodian fees were reduced by $545 for custody credits earned.

F. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Account Management Resources

For shareholders of Institutional Classes
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTIIX
CUSIP Number	23339C 206
Fund Number	565
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	BTIEX
Fund Number	815

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007